PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables And Prepayments [Member]
Prepayments And Other Current Assets [Line Items]
SCHEDULE OF ACTIVITIES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS
The activity in the allowance for doubtful accounts –prepayments and other receivables for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Beginning balance	4,671,896	4,924,063	5,207,840
Provisions	-	65,341	788
Foreign currency translation adjustment	288,124	(317,508)	(284,565)
Ending balance	4,960,020	4,671,896	4,924,063